Annual Total Returns - FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO - FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO - Fidelity Advisor Leveraged Company Stock Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 13, 2013
Fidelity Advisor Leveraged Company Stock Fund - Class A
Bar Chart Table:
Annual Return 2013	36.46%
Annual Return 2014	5.35%
Annual Return 2015	(5.77%)
Annual Return 2016	9.04%
Annual Return 2017	17.32%
Annual Return 2018	(16.06%)
Annual Return 2019	29.47%
Annual Return 2020	28.90%
Annual Return 2021	25.15%
Annual Return 2022	(23.42%)